Goodwill and Other Intangible Assets (Details2) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Finite-lived Intangible Assets [Roll Forward]
Balance as of Beginning	$ 5,585
Additions due to acquisitions
Amortization	(143)	(107)
Foreign currency translation	(1)
Balance as of Ending	$ 5,441